BUSINESS SEGMENTS (RECONCILIATION OF OPERATING PROFIT (LOSS) FROM SEGMENTS TO CONSOLIDATED) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Total segment revenues									$ 3,851.8	$ 3,969.0	$ 3,793.3
Net realized investment gains									33.9	33.4	81.1
Revenues related to certain non-strategic investments and earnings attributable to VIEs									33.2	32.2	0
Fee revenue related to transition and support services agreements									15.0	0	0
Revenues of CLIC prior to being sold									210.8	441.5	468.3
Total revenues	1,000.0	967.0	1,093.0	1,084.7	1,158.2	1,093.8	1,081.5	1,142.6	4,144.7	4,476.1	4,342.7
Total segment expenses									3,424.4	3,606.5	3,458.4
Loss related to other reinsurance transactions			(3.8)
Insurance policy benefits - fair value changes in embedded derivative liabilities									48.5	(54.4)	4.4
Amortization related to fair value changes in embedded derivative liabilities									(12.5)	19.0	(1.6)
Amortization related to net realized investment gains									1.0	1.6	6.5
Expenses related to certain non-strategic investments and earnings attributable to VIEs									41.2	42.4	0
Loss on extinguishment or modification of debt									0.6	65.4	200.2
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions									239.8	98.4	0
Other operating costs and expenses - fair value changes related to agent deferred compensation plan									26.8	(15.8)	10.0
Expenses related to transition and support services agreements									12.4	0	0
Expenses of CLIC prior to being sold									187.4	408.2	509.1
Total benefits and expenses									3,969.6	4,171.3	4,187.0
Income before income taxes	75.9	154.4	114.4	(169.6)	41.1	114.4	114.7	34.6	175.1	304.8	155.7
Tax expense on period income									159.2	128.3	106.2
Valuation allowance for deferred tax assets and other tax items									(35.5)	(301.5)	(171.5)
Net income	$ 83.9	$ 117.4	$ 78.1	$ (228.0)	$ 106.0	$ 283.0	$ 77.1	$ 11.9	$ 51.4	$ 478.0	$ 221.0